United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Quarter ended 01/31/18

Item 1.	Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.1%
	Aerospace/Defense—1.1%
$12,250,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$13,252,662
8,155,000	TransDigm, Inc., 5.50%, 10/15/2020	8,277,325
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,606,688
19,875,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	20,496,094
18,775,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	19,338,250
11,325,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	11,650,594
	TOTAL	78,621,613
	Automotive—2.1%
15,650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	15,571,750
4,125,000	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	4,176,563
4,975,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	5,161,563
20,575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	21,603,750
13,325,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	14,624,187
11,225,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	12,165,094
10,225,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	10,761,812
8,025,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	8,035,031
8,575,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,692,906
5,275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,420,062
6,897,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	7,164,259
2,000,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	2,040,000
22,625,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	22,907,812
7,141,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	7,631,944
2,000,000	Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	2,022,500
4,450,000	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	4,600,188
	TOTAL	152,579,421
	Banking—0.8%
5,650,000	Ally Financial, Inc., 4.75%, 9/10/2018	5,706,500
24,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	26,118,969
2,500,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,515,000
7,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,179,875
1,150,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,166,100
3,400,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	3,451,000
1,750,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,806,875
5,075,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	5,239,988
3,600,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,811,500
	TOTAL	56,995,807
	Building Materials—1.9%
4,181,000	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	4,275,073
3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	3,198,938
3,625,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,869,688
6,925,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	6,925,000
8,525,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	9,100,437
8,475,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	8,580,938
5,875,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	6,300,938
2,450,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 12/15/2025	2,456,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,200,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 12/15/2027	$2,208,250
7,750,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	8,098,750
10,525,000	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	11,178,602
10,475,000	Ply Gem Industries, Inc., 6.50%, 2/1/2022	10,880,906
20,650,000	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	21,734,125
1,400,000	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,459,500
22,475,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	22,868,312
2,400,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	2,466,000
8,450,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,925,312
	TOTAL	134,526,894
	Cable Satellite—7.8%
1,525,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	1,565,031
11,600,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	11,890,000
14,550,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	15,895,875
5,925,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	6,076,828
11,150,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	11,456,625
5,725,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,825,188
12,600,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	13,072,500
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,371,188
21,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	20,471,125
17,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	17,235,578
10,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	11,155,875
10,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	10,428,250
11,450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	11,192,375
23,475,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	23,827,125
17,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	18,073,125
21,400,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	21,587,250
4,150,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,178,511
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,580,078
11,525,000	Charter Communications Holdings II, 5.75%, 1/15/2024	11,899,562
15,825,000	DISH DBS Corp., 5.00%, 3/15/2023	14,900,820
12,050,000	DISH DBS Corp., 5.875%, 7/15/2022	12,034,937
21,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	20,608,094
6,100,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	6,290,625
8,850,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	7,799,063
7,175,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,551,688
23,075,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	18,171,562
23,175,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	19,843,594
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	7,331,490
9,150,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,345,219
7,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,909,688
18,125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,396,875
7,425,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,777,688
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	5,586,000
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,375,937
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	12,387,375
32,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	32,800,000
2,625,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,703,750
20,750,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	21,943,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$16,650,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	$17,003,812
6,000,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	6,166,860
9,350,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,677,250
12,425,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	12,580,312
3,925,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,028,031
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	18,158,750
3,450,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,440,306
13,975,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	13,800,312
	TOTAL	558,395,252
	Chemicals—2.2%
18,925,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	19,469,094
19,075,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	18,884,250
26,325,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	24,087,375
5,625,000	Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,871,094
5,800,000	Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	6,191,500
9,325,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,861,187
6,550,000	PQ Corp., Series 144A, 6.75%, 11/15/2022	7,024,875
2,250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	2,323,125
16,200,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	16,483,500
38,650,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	39,966,032
4,050,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	4,303,125
4,275,000	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	4,622,344
	TOTAL	159,087,501
	Construction Machinery—0.7%
4,400,000	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	4,532,000
21,175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	21,227,937
2,950,000	United Rentals, Inc., 4.625%, 7/15/2023	3,064,313
3,475,000	United Rentals, Inc., 5.75%, 11/15/2024	3,670,469
8,350,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,840,562
4,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	4,446,813
6,700,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	7,202,500
	TOTAL	52,984,594
	Consumer Cyclical Services—0.6%
14,750,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	16,040,625
7,350,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	7,478,625
1,450,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,457,250
4,050,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	4,414,500
13,725,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	13,793,625
	TOTAL	43,184,625
	Consumer Products—1.5%
8,375,000	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	1,633,125
24,475,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	24,750,344
4,525,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	4,570,250
20,625,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	20,960,156
24,300,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	25,150,500
1,875,000	Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	1,940,625
8,350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	8,830,125
8,325,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	8,866,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—continued
$8,250,000	Springs Industries, Inc., 6.25%, 6/1/2021	$8,445,938
	TOTAL	105,147,188
	Diversified Manufacturing—1.3%
19,450,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	19,620,187
30,600,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	31,291,560
9,625,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	10,130,313
15,475,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,958,594
12,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	12,989,250
	TOTAL	89,989,904
	Environmental—0.4%
16,125,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	16,225,781
8,750,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	9,078,125
	TOTAL	25,303,906
	Finance Companies—2.1%
4,100,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	4,130,750
20,975,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,164,404
5,325,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	5,631,188
3,925,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	4,121,250
9,550,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	10,337,875
9,375,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	9,609,375
5,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	5,122,625
3,400,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,366,000
46,125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	45,750,234
36,750,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	37,622,813
6,350,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	6,224,270
	TOTAL	153,080,784
	Food & Beverage—2.5%
23,700,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	16,471,500
3,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	3,026,250
10,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,242,031
14,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	14,601,719
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	13,804,078
16,800,000	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,136,000
8,550,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	8,742,375
8,150,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	8,292,625
2,425,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	2,579,739
20,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	20,235,656
9,700,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	10,015,250
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	7,433,983
27,875,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	28,118,906
16,100,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,864,750
	TOTAL	178,564,862
	Gaming—3.4%
6,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,450,000
12,275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,026,844
36,300,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	36,122,493
12,800,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	13,424,000
2,400,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	2,589,000
3,000,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,217,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	$3,022,750
5,000,000	MGM Growth Properties LLC, Sr. Unsecd. Note, Series 144A, 4.50%, 1/15/2028	4,890,625
13,950,000	MGM Mirage, Inc., 7.75%, 3/15/2022	15,920,437
6,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,680,500
3,250,000	MGM Resorts International, 6.00%, 3/15/2023	3,518,125
8,050,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	8,170,750
18,625,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	19,160,469
9,075,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	9,432,555
17,450,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	18,758,750
16,325,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	16,243,375
23,200,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	23,664,000
995,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	1,009,925
14,075,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	14,233,344
14,650,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	14,105,020
10,075,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	9,923,875
	TOTAL	243,564,337
	Health Care—10.0%
7,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,552,710
19,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	20,396,250
25,925,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	24,661,156
11,900,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	12,167,750
6,925,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	7,002,906
20,375,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	20,247,656
6,500,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	6,093,750
12,925,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	12,020,250
23,900,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	17,163,187
2,675,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	2,700,158
3,875,000	DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,996,094
20,275,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	20,224,312
8,100,000	HCA, Inc., 4.50%, 2/15/2027	8,089,875
1,750,000	HCA, Inc., 4.75%, 5/1/2023	1,822,625
12,200,000	HCA, Inc., 5.00%, 3/15/2024	12,749,000
3,425,000	HCA, Inc., 5.25%, 6/15/2026	3,590,428
10,700,000	HCA, Inc., 5.875%, 5/1/2023	11,502,500
26,400,000	HCA, Inc., 5.875%, 2/15/2026	27,687,000
2,575,000	HCA, Inc., 6.25%, 2/15/2021	2,752,031
4,500,000	HCA, Inc., Bond, 5.875%, 3/15/2022	4,854,375
14,800,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	15,564,568
5,500,000	HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	5,878,125
22,550,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,113,750
12,175,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,696,875
7,725,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	7,744,312
8,375,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,563,437
7,675,000	LifePoint Health, Inc., 5.875%, 12/1/2023	7,723,353
3,900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	3,773,250
7,875,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	8,042,344
2,550,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,610,563
44,100,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	47,462,625
15,175,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	16,142,406

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$61,025,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	$61,330,125
19,900,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	20,770,625
25,900,000	SteriGenics - Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	27,065,500
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	28,653,750
22,100,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	21,409,375
44,900,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	42,093,750
5,775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,775,000
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,067,563
5,026,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,227,040
4,525,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	4,686,226
4,975,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,999,875
14,700,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	14,553,000
5,925,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	6,292,054
7,925,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	8,004,250
7,175,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	7,076,344
26,925,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	26,655,750
4,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	4,587,344
20,675,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	23,362,750
13,400,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	13,634,500
	TOTAL	718,834,442
	Independent Energy—5.8%
9,925,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	10,173,125
6,400,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,569,664
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,174,000
3,300,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	3,390,750
17,125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	18,944,531
12,768,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	13,310,640
5,650,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	5,861,875
7,538,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	7,698,182
6,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	7,004,937
7,225,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	6,791,500
6,744,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	7,258,230
2,775,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,650,125
1,777,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,763,673
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	4,429,688
13,525,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	13,423,562
10,600,000	Continental Resources, Inc., 4.50%, 4/15/2023	10,759,000
22,775,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	23,059,687
2,275,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 4.75%, 11/1/2024	2,311,969
4,225,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	4,399,281
10,175,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	10,760,062
3,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,118,375
3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	3,857,000
6,300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	6,433,875
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	6,454,687
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	7,340,625
5,650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	5,847,750
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 1/15/2026	4,458,188
5,775,000	Laredo Petroleum, 5.625%, 1/15/2022	5,876,063

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$4,275,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	$4,446,000
3,900,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,031,625
12,100,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,493,250
2,050,000	Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,098,688
4,800,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	5,016,000
7,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	7,233,125
1,850,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,956,375
3,550,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	3,603,250
3,300,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,349,500
9,650,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	9,939,500
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,405,625
4,800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	4,925,184
4,950,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	5,160,375
7,200,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,578,000
9,019,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,804,799
1,250,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	1,265,625
6,125,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	6,140,313
875,000	Range Resources Corp., Sr. Unsecd. Note, 5.75%, 6/1/2021	917,656
4,225,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,140,500
3,800,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,781,000
4,350,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	4,458,750
5,425,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	5,682,688
14,625,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	15,136,875
9,125,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	9,010,937
2,425,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	2,540,188
15,075,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	15,659,156
2,750,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	2,760,313
10,900,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	10,927,250
8,525,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	8,674,187
4,725,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	4,983,410
603,000	WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	654,255
3,225,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,716,813
12,350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	12,724,205
6,975,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	7,149,375
	TOTAL	416,485,836
	Industrial - Other—0.9%
2,875,000	Anixter International, Inc., 5.625%, 5/1/2019	2,943,281
4,325,000	Anixter, Inc., 5.50%, 3/1/2023	4,622,344
16,450,000	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	17,025,750
25,325,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	25,135,063
11,700,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	11,890,125
	TOTAL	61,616,563
	Insurance - P&C—2.4%
22,125,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	22,069,687
21,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	21,654,563
19,450,000	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	19,474,313
41,350,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	43,055,687
17,800,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	18,512,000
22,900,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	23,701,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Insurance - P&C—continued
$22,025,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	$22,740,812
	TOTAL	171,208,562
	Leisure—1.1%
2,325,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 5.875%, 11/15/2026	2,269,781
5,350,000	AMC Entertainment Holdings, Inc., Sr. Sub. Note, 6.125%, 5/15/2027	5,252,363
300,000	Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	313,500
6,450,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	6,740,250
4,275,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	4,371,188
10,900,000	Regal Cinemas, Inc., 5.75%, 2/1/2025	11,240,625
1,275,000	Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,316,438
6,850,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	6,961,312
31,425,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	32,249,906
7,525,000	Voc Escrow Ltd., Term Loan - 1st Lien, Series 144A, 5.00%, 2/15/2028	7,543,812
	TOTAL	78,259,175
	Lodging—0.2%
3,725,000	Hilton Domestic Operations, Sr. Unsecd. Note, 4.25%, 9/1/2024	3,717,103
8,800,000	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 4.625%, 4/1/2025	8,892,400
2,650,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,729,500
	TOTAL	15,339,003
	Media Entertainment—5.1%
4,625,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,729,063
18,125,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	18,147,656
7,575,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,707,563
14,375,000	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	15,165,625
13,450,000	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	9,818,500
5,000,000	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,268,750
2,075,000	Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,137,250
21,775,000	Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	22,525,584
3,125,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	3,093,750
17,225,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	18,990,563
440,000	Gannett Co., Inc., 5.125%, 10/15/2019	446,138
8,600,000	Gannett Co., Inc., 6.375%, 10/15/2023	9,017,960
7,375,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,697,656
4,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,407,813
19,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	20,004,687
3,350,000	Lamar Media Corp., 5.875%, 2/1/2022	3,433,750
4,600,000	Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,761,000
8,625,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,932,050
5,625,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	6,103,125
9,100,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	9,145,500
10,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,867,500
21,825,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	22,602,406
18,575,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,923,281
5,650,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,805,375
16,125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	16,326,563
3,725,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,812,724
3,800,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,904,500
6,650,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	6,945,327
18,825,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	19,436,812

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$9,850,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	$9,825,375
9,525,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	9,917,906
23,100,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	23,879,625
13,675,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	14,055,165
9,825,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	9,591,656
3,250,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,331,250
1,400,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,440,250
	TOTAL	362,199,698
	Metals & Mining—2.3%
13,600,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	14,773,000
16,425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	16,404,469
2,125,000	Freeport-McMoRan, Inc., 3.55%, 3/1/2022	2,114,375
24,100,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	24,069,875
27,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	29,055,800
4,500,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	4,826,250
9,200,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	10,166,000
2,425,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	2,527,966
10,950,000	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	11,538,562
3,625,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	3,779,063
2,450,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,517,375
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,879,750
7,800,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,131,500
6,025,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	6,725,406
12,700,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	14,366,875
575,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	669,156
9,450,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	10,690,312
	TOTAL	164,235,734
	Midstream—5.3%
1,225,000	Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	1,278,594
8,700,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,939,250
5,975,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,296,156
8,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	8,590,063
16,025,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,666,000
16,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	17,129,581
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	704,816
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,450,500
15,825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	17,081,109
8,350,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	9,513,781
23,900,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	24,407,875
6,525,000	Energy Transfer Equity LP, 5.50%, 6/1/2027	6,892,162
16,925,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	18,363,625
14,150,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	13,442,500
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	11,358,750
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	11,005,313
24,475,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	25,698,750
2,550,000	MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	2,723,459
19,450,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	20,392,352
6,500,000	Sabine Pass LNG LP, 6.25%, 3/15/2022	7,176,113
19,025,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	18,834,750

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	$7,449,750
12,400,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,214,000
20,150,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	20,452,250
16,650,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	16,858,125
1,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,480,479
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	5,040,491
8,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	8,650,688
5,025,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	5,081,531
6,850,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,017,003
12,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	13,046,469
12,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	12,570,937
8,200,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	8,611,640
550,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	572,567
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,900,683
4,400,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	4,774,000
5,425,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	5,594,531
	TOTAL	382,260,643
	Oil Field Services—1.2%
850,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	833,000
1,773,000	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	1,817,325
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	11,098,250
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	7,401,750
11,325,000	Sesi LLC, 7.125%, 12/15/2021	11,622,281
17,550,000	Sesi LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 9/15/2024	18,910,125
5,075,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	5,075,000
2,450,000	Weatherford Bermuda, Sr. Unsecd. Note, 9.875%, 2/15/2024	2,682,750
9,800,000	Weatherford International Ltd., 7.00%, 3/15/2038	8,820,000
11,700,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	12,402,000
3,875,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,429,375
	TOTAL	84,091,856
	Packaging—5.8%
21,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	22,908,937
3,500,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Series 144A, 4.625%, 5/15/2023	3,548,125
8,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,159,281
20,250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	20,958,750
23,075,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	24,885,234
3,275,000	Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	3,479,688
12,125,000	Berry Plastics Corp., 5.125%, 7/15/2023	12,631,825
20,450,000	Berry Plastics Corp., 5.50%, 5/15/2022	21,142,028
5,025,000	Berry Plastics Corp., 6.00%, 10/15/2022	5,257,406
17,550,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	18,230,062
40,925,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	42,817,781
2,400,000	Crown Americas LLC, 4.50%, 1/15/2023	2,460,000
10,075,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	10,175,750
41,850,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	43,027,031
15,925,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,641,625
8,350,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	8,402,188
825,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	862,125
9,850,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	10,379,438

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$2,725,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	$2,900,422
7,625,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	8,439,922
21,150,776	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	21,520,914
26,975,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	28,745,234
1,100,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,252,625
8,125,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,521,094
1,625,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,734,688
3,475,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	3,692,188
8,550,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	9,234,000
33,025,000	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	34,469,844
15,925,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	16,044,437
	TOTAL	413,522,642
	Paper—0.4%
5,500,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	5,472,500
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	20,760,586
	TOTAL	26,233,086
	Pharmaceuticals—3.7%
19,625,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	20,042,031
12,650,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	9,977,687
4,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	3,807,250
22,925,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	17,351,474
43,750,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	45,390,625
14,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	11,550,000
25,050,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	20,478,375
13,350,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	11,481,000
5,875,000	Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	5,958,719
8,275,000	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	8,006,476
5,900,000	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,936,875
2,475,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	2,599,493
7,200,000	Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	7,674,768
14,175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	12,798,324
44,875,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	40,340,381
5,250,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	5,217,188
11,175,000	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	11,506,786
24,975,000	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	22,614,862
	TOTAL	262,732,314
	Refining—0.5%
26,225,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	27,142,875
2,425,000	Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,501,994
4,250,000	Tesoro Petroleum Corp., 5.125%, 4/1/2024	4,453,428
	TOTAL	34,098,297
	Restaurants—0.9%
30,800,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	30,992,500
9,875,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	9,726,875
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	8,805,750
1,925,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,992,375
5,175,000	Yum! Brands, Inc., 3.875%, 11/1/2023	5,194,406
3,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,552,500

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Restaurants—continued
$6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	$7,004,125
	TOTAL	67,268,531
	Retailers—1.5%
32,575,000	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	20,644,406
9,800,000	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	9,943,080
16,225,000	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,517,699
19,275,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	19,877,344
8,600,000	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	5,504,000
12,825,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	12,007,406
20,475,000	Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	20,479,095
	TOTAL	104,973,030
	Supermarkets—0.5%
27,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	24,456,875
9,525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	9,096,375
	TOTAL	33,553,250
	Technology—8.3%
35,050,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	35,269,062
3,725,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	3,804,156
13,925,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	15,099,922
8,850,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,356,131
4,350,000	CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2027	4,344,563
6,350,000	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,604,000
2,925,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,036,530
24,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	26,583,750
20,825,000	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	22,386,875
11,650,000	First Data Corp., Series 144A, 5.375%, 8/15/2023	12,043,187
45,775,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	47,477,372
14,475,000	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	15,280,244
6,950,000	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	7,243,290
29,675,000	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	31,640,969
34,175,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	35,029,375
34,250,000	Infor US, Inc., 6.50%, 5/15/2022	35,491,562
3,325,000	Iron Mountain, Inc., 5.75%, 8/15/2024	3,354,094
24,325,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	25,171,510
23,950,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	25,237,312
5,025,000	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	5,138,063
6,375,000	NCR Corp., 6.375%, 12/15/2023	6,709,688
3,950,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,987,130
7,650,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,843,545
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,300,250
5,282,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,334,820
17,650,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	18,327,760
11,800,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	12,555,200
2,875,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	3,119,375
21,375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	20,546,719
10,325,000	SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	10,879,969
1,675,000	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,698,098
7,475,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	7,626,742
2,000,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,185,000

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$3,925,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	$4,091,813
6,175,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,669,000
28,875,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	32,520,469
8,950,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	9,149,844
13,800,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	14,214,000
32,300,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	33,026,750
2,725,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	2,711,375
4,475,000	Verisign, Inc., 4.625%, 5/1/2023	4,609,250
2,625,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	2,657,813
12,200,000	Western Digital Corp., Sr. Unsecd. Note, 4.75%, 2/15/2026	12,383,000
	TOTAL	596,739,577
	Transportation - Services—0.6%
6,225,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	6,139,406
15,450,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	15,898,050
9,675,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	10,134,563
14,200,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	12,789,230
	TOTAL	44,961,249
	Utility - Electric—2.0%
25,525,000	Calpine Corp., 5.75%, 1/15/2025	24,248,750
1,625,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,682,444
10,950,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	10,785,750
3,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,100,625
2,300,000	Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,279,875
22,125,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	23,729,062
15,525,000	NRG Energy, Inc., 6.25%, 5/1/2024	16,307,150
11,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	12,587,500
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	10,776,885
6,850,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	6,868,495
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	1,759,469
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	22,342,187
4,600,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	5,037,000
	TOTAL	141,505,192
	Wireless Communications—4.2%
5,375,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,180,156
29,675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	27,301,000
8,400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,348,340
10,825,000	MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	11,325,115
5,500,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,386,425
6,575,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,303,781
47,225,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	46,723,234
20,400,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	21,139,500
27,625,000	Sprint Corp., 7.125%, 6/15/2024	28,073,906
24,725,000	Sprint Corp., 7.875%, 9/15/2023	26,177,594
22,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,504,000
3,050,000	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,263,500
19,775,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	19,775,000
12,275,000	T-Mobile USA, Inc., 6.625%, 4/1/2023	12,788,095
875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	880,591
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	10,527,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	$8,150,625
2,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,315,500
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,704,869
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,244,438
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,756,187
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,221,449
8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	8,988,719
		TOTAL	303,079,399
		TOTAL CORPORATE BONDS (IDENTIFIED COST $6,396,866,566)	6,515,224,767
	[1]	INVESTMENT COMPANIES—8.1%
262,546,982		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.51%[2]	262,546,982
49,964,009		High Yield Bond Portfolio	319,270,016
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $567,946,834)	581,816,998
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $6,964,813,400)	7,097,041,765
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	55,811,905
		TOTAL NET ASSETS—100%	$7,152,853,670
1	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	230,653,200	49,964,009	280,617,209
Purchases/Additions	386,333,765	—	386,333,765
Sales/Reductions	(354,439,983)	—	(354,439,983)
Balance of Shares Held 1/31/2018	262,546,982	49,964,009	312,510,991
Value	$262,546,982	$319,270,016	$581,816,998
Change in Unrealized Appreciation/Depreciation	$(5,334)	$(3,497,480)	$(3,502,814)
Net Realized Gain/(Loss)	$348	$—	$348
Dividend Income	$776,601	$4,851,551	$5,628,152
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,515,224,767	$—	$6,515,224,767
Investment Companies[1]	262,546,982	—	—	581,816,998
TOTAL SECURITIES	$262,546,982	$6,515,224,767	$—	$7,097,041,765
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $319,270,016 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2018